UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22245

First Trust Exchange-Traded Fund III
(Exact name of registrant as specified in charter)

120 East Liberty Drive, Suite 400
Wheaton, IL 60187
(Address of principal executive offices) (Zip code)

W. Scott Jardine, Esq.

First Trust Portfolios L.P.

120 East Liberty Drive, Suite 400

Wheaton, IL 60187
(Name and address of agent for service)

Registrant’s telephone number, including area code: 630-765-8000

Date of fiscal year end: July 31

Date of reporting period: October 31, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

First Trust Horizon Managed Volatility Domestic ETF (HUSV)
Portfolio of Investments
October 31, 2018 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 90.2%
	Aerospace & Defense – 2.7%
24,380	Textron, Inc.	$1,307,499
4,034	TransDigm Group, Inc. (a)	1,332,229
11,223	United Technologies Corp.	1,394,009
		4,033,737
	Banks – 2.6%
137,676	People’s United Financial, Inc.	2,156,006
32,094	US Bancorp	1,677,554
		3,833,560
	Beverages – 2.0%
60,796	Coca-Cola (The) Co.	2,910,912
	Chemicals – 3.0%
13,225	Air Products & Chemicals, Inc.	2,041,279
15,630	Ecolab, Inc.	2,393,734
		4,435,013
	Commercial Services & Supplies – 3.5%
37,365	Republic Services, Inc.	2,715,688
26,836	Waste Management, Inc.	2,401,017
		5,116,705
	Communications Equipment – 1.3%
15,751	Motorola Solutions, Inc.	1,930,443
	Containers & Packaging – 1.2%
39,632	Ball Corp.	1,775,514
	Distributors – 1.5%
22,940	Genuine Parts Co.	2,246,285
	Diversified Financial Services – 1.4%
10,063	Berkshire Hathaway, Inc., Class B (a)	2,065,733
	Diversified Telecommunication Services – 1.2%
30,442	Verizon Communications, Inc.	1,737,934
	Electric Utilities – 7.0%
40,614	Alliant Energy Corp.	1,745,590
17,369	American Electric Power Co., Inc.	1,274,190
17,616	Duke Energy Corp.	1,455,610
25,118	Eversource Energy	1,588,965
42,409	Exelon Corp.	1,857,938
5,310	NextEra Energy, Inc.	915,975
18,358	Pinnacle West Capital Corp.	1,509,945
		10,348,213
	Electrical Equipment – 1.3%
28,756	AMETEK, Inc.	1,928,952
Shares	Description	Value

	Electronic Equipment, Instruments & Components – 1.5%
24,030	Amphenol Corp., Class A	$2,150,685
	Entertainment – 1.2%
15,911	Walt Disney (The) Co.	1,827,060
	Food & Staples Retailing – 1.8%
11,706	Costco Wholesale Corp.	2,676,343
	Food Products – 1.7%
54,025	Archer-Daniels-Midland Co.	2,552,681
	Health Care Equipment & Supplies – 4.8%
6,092	Becton Dickinson and Co.	1,404,206
17,123	Danaher Corp.	1,702,026
23,733	Medtronic PLC	2,131,698
18,272	ResMed, Inc.	1,935,370
		7,173,300
	Health Care Providers & Services – 2.9%
7,036	Humana, Inc.	2,254,405
21,030	Quest Diagnostics, Inc.	1,979,133
		4,233,538
	Hotels, Restaurants & Leisure – 3.9%
19,384	Hilton Worldwide Holdings, Inc.	1,379,559
13,180	McDonald’s Corp.	2,331,542
22,830	Yum! Brands, Inc.	2,064,061
		5,775,162
	Household Durables – 2.5%
31,017	Garmin Ltd.	2,052,085
46,889	Leggett & Platt, Inc.	1,702,539
		3,754,624
	Household Products – 1.7%
28,883	Procter & Gamble (The) Co.	2,561,344
	Industrial Conglomerates – 1.4%
14,362	Honeywell International, Inc.	2,079,905
	Insurance – 10.7%
52,219	Aflac, Inc.	2,249,072
19,238	Allstate (The) Corp.	1,841,462
18,007	Aon PLC	2,812,333
35,819	Arthur J. Gallagher & Co.	2,650,964
16,786	Chubb Ltd.	2,096,739
38,888	Loews Corp.	1,810,625
28,165	Marsh & McLennan Cos., Inc.	2,386,984
		15,848,179
	IT Services – 8.3%
11,972	Accenture PLC, Class A	1,887,027

See Notes to Portfolio of Investments

First Trust Horizon Managed Volatility Domestic ETF (HUSV)
Portfolio of Investments (Continued)
October 31, 2018 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	IT Services (Continued)
14,316	Automatic Data Processing, Inc.	$2,062,649
22,179	Fidelity National Information Services, Inc.	2,308,834
29,412	Fiserv, Inc. (a)	2,332,372
26,073	Paychex, Inc.	1,707,521
13,837	Visa, Inc., Class A	1,907,430
		12,205,833
	Multi-Utilities – 4.5%
24,531	Ameren Corp.	1,584,212
23,418	CMS Energy Corp.	1,159,659
23,964	Consolidated Edison, Inc.	1,821,264
11,089	DTE Energy Co.	1,246,404
12,293	WEC Energy Group, Inc.	840,841
		6,652,380
	Oil, Gas & Consumable Fuels – 2.1%
18,232	Exxon Mobil Corp.	1,452,726
25,220	ONEOK, Inc.	1,654,432
		3,107,158
	Pharmaceuticals – 4.5%
18,685	Eli Lilly & Co.	2,026,201
16,120	Johnson & Johnson	2,256,639
53,874	Pfizer, Inc.	2,319,815
		6,602,655
	Professional Services – 2.7%
39,295	IHS Markit Ltd. (a)	2,064,166
16,462	Verisk Analytics, Inc. (a)	1,972,806
		4,036,972
	Software – 1.5%
21,736	Citrix Systems, Inc. (a)	2,227,288
	Specialty Retail – 2.8%
10,993	Home Depot (The), Inc.	1,933,449
20,597	TJX (The) Cos., Inc.	2,263,198
		4,196,647
	Water Utilities – 1.0%
16,469	American Water Works Co., Inc.	1,458,001
	Total Common Stocks	133,482,756
	(Cost $131,671,320)
REAL ESTATE INVESTMENT TRUSTS – 9.5%
	Equity Real Estate Investment Trusts – 9.5%
54,775	Apartment Investment & Management Co., Class A	2,357,516
15,650	AvalonBay Communities, Inc.	2,744,697
33,880	Equity Residential	2,200,845
24,022	Mid-America Apartment Communities, Inc.	2,347,189
39,446	Realty Income Corp.	2,377,410
Shares	Description	Value

	Equity Real Estate Investment Trusts (Continued)
49,425	UDR, Inc.	$1,936,966
	Total Real Estate Investment Trusts	13,964,623
	(Cost $13,497,152)
	Total Investments – 99.7%	147,447,379
	(Cost $145,168,472) (b)
	Net Other Assets and Liabilities – 0.3%	509,957
	Net Assets – 100.0%	$147,957,336

(a)	Non-income producing security.
(b)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of October 31, 2018, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $5,491,122 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $3,212,215. The net unrealized appreciation was $2,278,907.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of October 31, 2018 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):
	Total Value at 10/31/2018	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 133,482,756	$ 133,482,756	$ —	$ —
Real Estate Investment Trusts*	13,964,623	13,964,623	—	—
Total Investments	$ 147,447,379	$ 147,447,379	$—	$—

*	See Portfolio of Investments for industry breakout.

See Notes to Portfolio of Investments

First Trust Horizon Managed Volatility Developed International ETF (HDMV)
Portfolio of Investments
October 31, 2018 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) – 91.4%
	Australia – 5.4%
34,124	Amcor Ltd.	$321,393
6,831	ASX Ltd.	286,227
17,952	Australia & New Zealand Banking Group Ltd.	329,641
37,142	Crown Resorts Ltd.	329,039
22,804	National Australia Bank Ltd.	407,108
36,975	Suncorp Group Ltd.	366,836
9,679	Wesfarmers Ltd.	319,542
19,340	Westpac Banking Corp.	367,727
23,581	Woolworths Group Ltd.	474,749
		3,202,262
	Belgium – 1.4%
7,224	Ageas	361,738
4,827	Groupe Bruxelles Lambert S.A.	449,303
		811,041
	Bermuda – 2.3%
74,175	CK Infrastructure Holdings Ltd.	541,986
68,200	Hongkong Land Holdings Ltd.	403,744
7,400	Jardine Matheson Holdings Ltd.	427,054
		1,372,784
	Cayman Islands – 0.6%
33,749	CK Hutchison Holdings Ltd.	339,773
	Denmark – 1.8%
3,527	Carlsberg A.S., Class B	389,063
5,813	Novozymes A.S., Class B	287,257
16,310	Tryg A.S.	394,199
		1,070,519
	France – 9.5%
2,726	Air Liquide S.A.	330,374
11,636	Alstom S.A.	509,388
14,212	AXA S.A.	356,392
15,834	Bureau Veritas SA	357,791
13,559	CNP Assurances	302,545
4,464	Danone S.A.	316,414
4,033	Eiffage S.A.	394,765
36,304	Getlink SE	457,046
5,542	Legrand S.A.	362,442
1,342	L’Oreal S.A.	302,331
25,907	Orange S.A.	405,528
2,623	Pernod Ricard S.A.	400,483
4,642	Sanofi	414,522
3,142	Thales S.A.	402,143
3,813	Vinci S.A.	340,666
		5,652,830
	Germany – 6.2%
1,470	Allianz SE	307,092
3,785	Beiersdorf AG	391,839
5,138	Brenntag AG	268,689
2,414	Deutsche Boerse AG	305,822
22,549	Deutsche Telekom AG	370,204
Shares	Description	Value

	Germany (Continued)
7,854	Deutsche Wohnen SE	$359,748
2,491	Hannover Rueck SE	336,032
3,313	Henkel AG & Co., KGaA	324,964
1,784	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	383,822
2,313	Siemens AG	266,488
7,897	Vonovia SE	361,538
		3,676,238
	Hong Kong – 2.7%
73,277	Henderson Land Development Co., Ltd.	341,064
246,719	Hong Kong & China Gas Co., Ltd.	470,663
88,167	MTR Corp., Ltd.	427,234
59,416	Power Assets Holdings Ltd.	396,640
		1,635,601
	Ireland – 0.5%
3,010	Kerry Group PLC, Class A	308,540
	Israel – 0.5%
2,835	Check Point Software Technologies, Ltd. (b)	314,685
	Italy – 0.6%
23,281	Assicurazioni Generali S.p.A.	376,552
	Japan – 27.4%
9,800	ANA Holdings, Inc.	329,605
8,100	Aozora Bank Ltd.	279,607
14,100	Astellas Pharma, Inc.	218,307
6,900	Bridgestone Corp.	266,803
11,400	Canon, Inc.	325,527
1,000	Central Japan Railway Co.	191,873
30,000	Chugoku Electric Power (The) Co., Inc.	386,050
11,200	Dai Nippon Printing Co., Ltd.	251,624
37,900	Daiwa Securities Group, Inc.	217,286
16,800	DeNA Co., Ltd.	280,509
5,200	Dentsu, Inc.	241,485
3,300	East Japan Railway Co.	288,807
6,400	Hankyu Hanshin Holdings, Inc.	210,998
8,000	Japan Airlines Co., Ltd.	284,805
24,900	Japan Post Bank Co., Ltd.	290,631
36,800	Japan Post Holdings Co., Ltd.	437,028
11,300	Kamigumi Co., Ltd.	233,741
11,800	KDDI Corp.	294,333
7,000	Keihan Holdings Co., Ltd.	265,521
7,000	Kintetsu Group Holdings Co., Ltd.	268,622
20,100	Kyushu Electric Power Co., Inc.	234,071
10,200	Kyushu Railway Co.	312,775
4,100	Lawson, Inc.	259,441
30,200	Mazda Motor Corp.	327,601
7,700	Mitsubishi Corp.	217,007

See Notes to Portfolio of Investments

First Trust Horizon Managed Volatility Developed International ETF (HDMV)
Portfolio of Investments (Continued)
October 31, 2018 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Japan (Continued)
7,200	Mitsubishi Heavy Industries Ltd.	$254,538
10,600	Mitsui & Co., Ltd.	177,129
251,500	Mizuho Financial Group, Inc.	432,410
10,500	MS&AD Insurance Group Holdings, Inc.	316,950
12,000	Nagoya Railroad Co., Ltd.	289,910
14,200	NEC Corp.	407,746
4,500	Nippon Telegraph & Telephone Corp.	189,436
30,300	Nissan Motor Co., Ltd.	275,918
3,700	Nissin Foods Holdings Co., Ltd.	239,048
61,900	Nomura Holdings, Inc.	300,352
13,000	Nomura Real Estate Holdings, Inc.	244,135
13,400	NTT DOCOMO, Inc.	337,806
14,700	Odayku Electric Railway Co., Ltd.	310,845
15,200	ORIX Corp.	248,001
9,700	Osaka Gas Co., Ltd.	178,036
2,600	Rinnai Corp.	189,409
4,200	Secom Co., Ltd.	344,345
13,600	Sekisui House Ltd.	200,321
7,700	Seven & i Holdings Co., Ltd.	333,904
1,600	Shimano, Inc.	218,939
6,600	Subaru Corp.	178,578
15,200	Sumitomo Corp.	230,826
4,900	Sumitomo Mitsui Financial Group, Inc.	191,683
4,900	Sumitomo Mitsui Trust Holdings, Inc.	195,158
8,500	Sumitomo Realty & Development Co., Ltd.	292,511
11,400	Teijin Ltd.	198,024
10,200	Tobu Railway Co., Ltd.	283,396
4,900	Tokio Marine Holdings, Inc.	232,157
11,000	Tokyo Gas Co., Ltd.	271,113
15,400	Tokyu Corp.	254,267
14,800	Toppan Printing Co., Ltd.	209,733
32,200	Toray Industries, Inc.	228,840
3,200	Toyota Motor Corp.	187,601
12,400	USS Co., Ltd.	223,856
3,600	West Japan Railway Co.	241,744
47,000	Yamada Denki Co., Ltd.	221,598
29,600	Yamaguchi Financial Group, Inc.	312,960
		16,357,280
	Jersey – 1.2%
15,436	Experian PLC	355,639
5,275	Ferguson PLC	356,206
		711,845
	Netherlands – 3.5%
11,944	AerCap Holdings N.V. (b)	598,156
3,890	Akzo Nobel N.V.	327,278
4,464	Heineken Holding N.V.	386,795
Shares	Description	Value

	Netherlands (Continued)
4,022	Heineken N.V.	$362,619
7,421	Wolters Kluwer N.V.	421,615
		2,096,463
	New Zealand – 0.5%
63,754	Auckland International Airport Ltd.	290,803
	Singapore – 1.2%
82,900	Singapore Exchange Ltd.	409,368
135,700	Wilmar International Ltd.	309,578
		718,946
	Spain – 3.6%
19,347	Endesa S.A.	404,959
17,559	Ferrovial S.A.	352,021
51,289	Iberdrola S.A.	363,427
14,171	Naturgy Energy Group S.A.	348,623
14,785	Red Electrica Corp. S.A.	306,456
48,179	Telefonica S.A.	394,977
		2,170,463
	Sweden – 2.2%
16,875	Assa Abloy AB, Class B	336,535
7,290	Investor AB, Class B	316,020
18,043	Securitas AB, Class B	309,453
15,003	Swedbank AB, Class A	337,894
		1,299,902
	Switzerland – 9.1%
2,241	Baloise Holding AG	320,858
1,125	Geberit AG	440,439
3,102	Kuehne + Nagel International AG	431,505
6,808	Nestle S.A.	575,383
4,236	Pargesa Holding S.A.	311,028
536	Partners Group Holding AG	381,850
1,440	Roche Holding AG	350,438
1,686	Schindler Holding AG	355,564
1,088	Swiss Life Holding AG	410,721
7,480	Swiss Prime Site AG	607,520
3,345	Swiss Re AG	302,101
910	Swisscom AG	416,893
1,724	Zurich Insurance Group AG	536,124
		5,440,424
	United Kingdom – 11.2%
14,647	Admiral Group PLC	376,870
4,650	AstraZeneca PLC	356,023
64,252	Aviva PLC	351,914
48,064	BAE Systems PLC	323,027
17,193	Bunzl PLC	507,868
9,303	Coca-Cola European Partners PLC	423,193
15,288	Diageo PLC	529,271
18,971	GlaxoSmithKline PLC	366,447
53,007	HSBC Holdings PLC	436,943

See Notes to Portfolio of Investments

First Trust Horizon Managed Volatility Developed International ETF (HDMV)
Portfolio of Investments (Continued)
October 31, 2018 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	United Kingdom (Continued)
35,906	Informa PLC	$327,507
6,098	InterContinental Hotels Group PLC	320,352
115,026	Legal & General Group PLC	369,771
554,368	Lloyds Banking Group PLC	405,457
36,906	National Grid PLC	391,161
19,123	RELX PLC	378,867
7,820	Unilever PLC	414,464
129,515	Wm Morrison Supermarkets PLC	410,720
		6,689,855
	Total Common Stocks	54,536,806
	(Cost $57,111,257)
REAL ESTATE INVESTMENT TRUSTS (a) – 8.1%
	Australia – 1.9%
55,046	Goodman Group	404,621
97,275	GPT (The) Group	355,448
134,174	Scentre Group	378,161
		1,138,230
	France – 2.0%
4,330	Covivio	435,263
2,382	Gecina S.A.	349,927
11,272	Klepierre S.A.	383,017
		1,168,207
	Singapore – 2.1%
274,400	Ascendas Real Estate Investment Trust	499,215
296,800	CapitaLand Commercial Trust	370,692
253,200	CapitaLand Mall Trust	385,700
		1,255,607
	United Kingdom – 2.1%
49,245	British Land (The) Co., PLC	372,634
39,649	Land Securities Group PLC	432,396
58,411	Segro PLC	458,866
		1,263,896
	Total Real Estate Investment Trusts	4,825,940
	(Cost $4,990,136)
	Total Investments – 99.5%	59,362,746
	(Cost $62,101,393) (c)
	Net Other Assets and Liabilities – 0.5%	322,028
	Net Assets – 100.0%	$59,684,774

(a)	Portfolio securities are categorized based upon their country of incorporation. For a breakdown of the portfolio securities by sector, please see the Sector Allocation table.
(b)	Non-income producing security.
(c)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of October 31, 2018, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $611,969 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $3,350,616. The net unrealized depreciation was $2,738,647.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of October 31, 2018 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):
	Total Value at 10/31/2018	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 54,536,806	$ 54,536,806	$ —	$ —
Real Estate Investment Trusts*	4,825,940	4,825,940	—	—
Total Investments	$ 59,362,746	$ 59,362,746	$—	$—

*	See Portfolio of Investments for country breakout.

Currency Exposure Diversification	% of Total Investments
JPY	27.6%
EUR	26.4
GBP	13.9
CHF	9.2
AUD	7.3
HKD	4.2
USD	3.6
SGD	3.3
SEK	2.2
DKK	1.8
NZD	0.5
Total	100.0%

Currency Abbreviations
AUD	Australian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pound Sterling
HKD	Hong Kong Dollar
JPY	Japanese Yen
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
USD	United States Dollar

See Notes to Portfolio of Investments

First Trust Horizon Managed Volatility Developed International ETF (HDMV)
Portfolio of Investments (Continued)
October 31, 2018 (Unaudited)
Sector Allocation	% of Total Investments
Industrials	26.0%
Financials	23.7
Real Estate	12.5
Consumer Staples	12.0
Utilities	7.2
Consumer Discretionary	5.5
Communication Services	5.5
Health Care	2.9
Materials	2.9
Information Technology	1.8
Total	100.0%
See Notes to Portfolio of Investments

Notes to Portfolio of Investments
First Trust Exchange-Traded Fund III
October 31, 2018 (Unaudited)
1. Organization
First Trust Exchange-Traded Fund III (the “Trust”) is an open-end management investment company organized as a Massachusetts business trust on January 9, 2008, and is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”).
The Trust consists of thirteen funds that are currently offering shares. This report covers the following funds (each a “Fund” and collectively, the “Funds”), each a non-diversified series of the Trust:
First Trust Horizon Managed Volatility Domestic ETF – (NYSE Arca, Inc. (“NYSE Arca”) ticker “HUSV”)
First Trust Horizon Managed Volatility Developed International ETF – (NYSE Arca ticker “HDMV”)
2. Valuation and Investment Practices
A. Portfolio Valuation
Each Fund’s net asset value (“NAV”) is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. Each Fund’s NAV is calculated by dividing the value of all assets of each Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.
Each Fund’s investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Funds’ investment advisor, First Trust Advisors L.P. (“First Trust” or the “Advisor”), in accordance with valuation procedures adopted by the Trust’s Board of Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor’s Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. Each Fund’s investments are valued as follows:
Common stocks, real estate investment trusts and other equity securities listed on any national or foreign exchange (excluding The Nasdaq Stock Market LLC (“Nasdaq”) and the London Stock Exchange Alternative Investment Market (“AIM”)) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.
Securities traded in an over-the-counter market are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.
Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust’s Board of Trustees or its delegate, the Advisor’s Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security’s fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:
1)	the type of security;
2)	the size of the holding;
3)	the initial cost of the security;
4)	transactions in comparable securities;
5)	price quotes from dealers and/or third-party pricing services;
6)	relationships among various securities;
7)	information obtained by contacting the issuer, analysts, or the appropriate stock exchange;
8)	an analysis of the issuer’s financial statements; and

Notes to Portfolio of Investments (Continued)
First Trust Exchange-Traded Fund III
October 31, 2018 (Unaudited)
9)	the existence of merger proposals or tender offers that might affect the value of the security.
If the securities in question are foreign securities, the following additional information may be considered:
1)	the value of similar foreign securities traded on other foreign markets;
2)	ADR trading of similar securities;
3)	closed-end fund trading of similar securities;
4)	foreign currency exchange activity;
5)	the trading prices of financial products that are tied to baskets of foreign securities;
6)	factors relating to the event that precipitated the pricing problem;
7)	whether the event is likely to recur; and
8)	whether the effects of the event are isolated or whether they affect entire markets, countries or regions.
Because foreign markets may be open on different days than the days during which investors may transact in the shares of a Fund, the value of the Fund’s securities may change on the days when investors are not able to transact in the shares of the Fund. The value of securities denominated in foreign currencies is converted into U.S. dollars using exchange rates determined daily as of the close of regular trading on the NYSE.
The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly, and include the following:
o	Quoted prices for similar investments in active markets.
o	Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.
o	Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).
o	Inputs that are derived principally from or corroborated by observable market data by correlation or other means.
•	Level 3 – Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value each Fund’s investments as of October 31, 2018, is included with each Fund’s Portfolio of Investments.
B. Securities Transactions
Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.
C. Foreign Currency
The books and records of the Funds are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Purchases and sales of investments and items of income and expense are translated on the respective dates of such transactions.

First Trust California Municipal High Income ETF (FCAL)
Portfolio of Investments
October 31, 2018 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS – 97.9%
	California – 87.5%
$150,000	Alameda CA Corridor Transprtn Auth Ref Subordinate Lien, Ser A	5.00%	10/01/25	$167,907
300,000	Antelope Vly CA Hlthcare Dist Ref, Ser A	5.25%	03/01/36	317,934
200,000	Antelope Vly E Kern CA Wtr Agy Wtr Rev Ref	5.00%	06/01/35	223,628
200,000	CA Sch Fin Auth Sch Fac Rev Alliance Clg Ready Pub Schs Proj, Ser C	4.50%	07/01/26	213,612
200,000	CA Sch Fin Auth Sch Fac Rev Ref Hlth Learning Proj, Ser A (a)	4.00%	07/01/25	207,700
200,000	CA Sch Fin Auth Sch Fac Rev Ref Hlth Learning Proj, Ser A (a)	5.00%	07/01/32	216,186
500,000	CA St Cmnty Clg Fing Auth Clg Hsg Rev Orange Coast Pptys LLC Orange Coast Clg Proj	5.00%	05/01/30	546,210
520,000	CA St Hlth Facs Fing Auth Rev Adventist Hlth Sys West, Ser A	4.00%	03/01/33	527,623
220,000	CA St Hlth Facs Fing Auth Rev Ref Sutter Hlth, Ser B	5.00%	11/15/33	249,698
250,000	CA St Hlth Facs Fing Auth Rev Sutter Health, Ser A	5.00%	11/15/30	290,390
500,000	CA St Hsg Fin Agy Rev Variable-Home Mtge, Ser C, Remk 7/22/15, AMT	1.54%	02/01/37	500,000
200,000	CA St Muni Fin Auth Charter Sch Rev Palmdale Aerospace Academy Proj, Ser A (a)	5.00%	07/01/38	206,330
250,000	CA St Muni Fin Auth Chrt Sch Lease Rev Sycamore Academy Proj (b)	5.38%	07/01/34	250,768
250,000	CA St Muni Fin Auth Chrt Sch Lease Rev Vista Chrt Middle Sch Proj (c)	5.38%	07/01/34	250,403
300,000	CA St Muni Fin Auth Chrt Sch Rev Palmdale Aerospace Academy Proj (a)	4.00%	07/01/26	302,667
250,000	CA St Muni Fin Auth Chrt Sch Rev, Ser A (a)	5.50%	06/01/38	259,072
75,000	CA St Muni Fin Auth Eductnl Rev Ref American Heritage Edu, Ser A	4.00%	06/01/26	77,110
150,000	CA St Muni Fin Auth Rev Channing House Proj, Ser B	5.00%	05/15/32	171,407
155,000	CA St Muni Fin Auth Rev Ref Biola Univ	5.00%	10/01/37	171,292
225,000	CA St Muni Fin Auth Rev Ref CA Lutheran Univ	5.00%	10/01/30	255,278
200,000	CA St Muni Fin Auth Rev Ref Eisenhower Med Ctr, Ser A	5.00%	07/01/32	219,268
250,000	CA St Muni Fin Auth Rev Ref Emerson Clg, Ser B	5.00%	01/01/33	276,075
155,000	CA St Muni Fin Auth Rev Ref Retmnt Hsg Fdtn Oblig Grp, Ser A	5.00%	11/15/26	175,688
435,000	CA St Muni Fin Auth Rev Ref Retmnt Hsg Fdtn Oblig Grp, Ser A	5.00%	11/15/27	495,282
305,000	CA St Poll Control Fin Auth Sol Wst Disp Rev Ref, Ser B-2-Waste Mgmt Inc, AMT	3.13%	11/01/40	297,765
15,000	CA St Pub Wks Brd Lease Rev Judicial Council CA, Ser B	5.00%	06/01/34	16,760
300,000	CA St Sch Fin Auth Chrt Sch Rev Rocketship Pub Schs, Ser G (a)	5.00%	06/01/37	306,495
100,000	CA St Sch Fin Auth Chrt Sch Rev Summit Pub Schs (a)	5.00%	06/01/25	110,166
210,000	CA St Sch Fin Auth Chrt Sch Rev Summit Pub Schs (a)	5.00%	06/01/31	229,102
200,000	CA St Stwd Cmntys Dev Auth Student Hsg Rev Ref, Chf Irvine LLC	5.00%	05/15/30	222,096
250,000	CA St Stwd Cmntys Dev Auth Student Hsg Rev Ref, Chf Irvine LLC	5.00%	05/15/35	273,262
100,000	CA St Various Purpose	5.00%	10/01/35	112,144
500,000	CA Stwd Cmntys Dev Auth Rev Loma Linda Univ Med Ctr, Ser A (a)	5.00%	12/01/30	530,055
180,000	CA Stwd Cmntys Dev Auth Rev Loma Linda Univ Med Ctr, Ser A (a)	5.00%	12/01/33	188,649
200,000	CA Stwd Cmntys Dev Auth Rev Ref CA Baptist Univ, Ser A (a)	3.00%	11/01/22	200,078
250,000	CA Stwd Cmntys Dev Auth Rev Ref CA Baptist Univ, Ser A (a)	5.00%	11/01/32	274,880
190,000	CA Stwd Cmntys Dev Auth Rev Ref Front Porch Cmntys & Svcs, Ser A	5.00%	04/01/27	218,219
175,000	CA Stwd Cmntys Dev Auth Rev Ref Front Porch Cmntys & Svcs, Ser A	5.00%	04/01/31	196,151
50,000	CA Stwd Cmntys Dev Auth Rev Ref Front Porch Cmntys & Svcs, Ser A	4.00%	04/01/32	51,148
See Notes to Portfolio of Investments

First Trust California Municipal High Income ETF (FCAL)
Portfolio of Investments (Continued)
October 31, 2018 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	California (Continued)
$50,000	CA Stwd Cmntys Dev Auth Rev Ref Insd Enloe Med Ctr	5.00%	08/15/33	$56,047
500,000	El Dorado CA Irr Dist Rev Ref, Ser C	4.00%	03/01/34	517,660
155,000	Fontana CA Spl Tax Cmnty Facs Dist #80 Bella Strada	5.00%	09/01/29	172,648
140,000	Fresno CA Jt Pwrs Fing Auth Lease Rev Ref Master Lease Proj, Ser A, AGM	5.00%	04/01/32	156,811
220,000	Golden St Tobacco Securitization Corp CA Tobacco Settlement Ref, Ser A-1	5.00%	06/01/26	244,429
500,000	Golden St Tobacco Securitization Corp CA Tobacco Settlement Ref, Ser A-1	5.25%	06/01/47	503,215
250,000	Kaweah CA Delta Hlth Care Dist Rev, Ser B	5.00%	06/01/40	265,667
250,000	La Verne CA Cops Ref Brethren Hillcrest Homes	5.00%	05/15/36	258,913
100,000	Long Beach CA Bond Fin Auth Nat Gas Purchase Rev, Ser A	5.25%	11/15/23	110,887
25,000	Long Beach CA Bond Fin Auth Nat Gas Purchase Rev, Ser A	5.50%	11/15/30	29,958
700,000	Los Angeles CA Dept of Arpts Arpt Rev Sub Los Angeles Intl Arpt, Ser B, AMT	5.00%	05/15/31	777,833
10,000	Los Angeles CA Dept of Arpts, Ser E	5.00%	05/15/28	11,338
100,000	Marina CA Redev Agy Successor Agy Tax Allocation Hsg, Ser B	5.00%	09/01/27	110,745
250,000	Marina CA Redev Agy Successor Agy Tax Allocation Hsg, Ser B	5.00%	09/01/33	271,412
100,000	Modesto CA Spl Tax Ref-Cmnty Facs Dist # 2004-1 Vlg 1 #2	5.00%	09/01/27	110,734
200,000	Morongo Band Of Mission Indians CA Rev Ref, Ser B (a)	5.00%	10/01/42	203,434
190,000	Ontario CA Cmnty Facs Dist #24 Spl Tax Park Pl Facs Phase I	5.00%	09/01/34	205,844
250,000	Palomar Hlth CA Rev Ref	5.00%	11/01/31	269,807
100,000	Port Of Oakland CA AMT Ref Inter Lien, Ser D	5.00%	11/01/25	113,688
200,000	Rancho Cordova CA Cmnty Facs Dist Spl Tax Ref #2004-1 Sunridge Park Area	5.00%	09/01/25	224,006
300,000	River Islands CA Pub Fing Auth Spl Tax Ref Cmnty Facs Dist #2003-1	5.38%	09/01/31	317,343
185,000	Riverside CA Unif Sch Dist Fing Auth Spl Tax Ref, BAM	5.00%	09/01/34	203,604
200,000	Sacramento CA Spl Tax Natomas Meadows Cmnty Facs Dist #2007-01 (a)	5.00%	09/01/32	209,138
500,000	Sacramento CA Transient Occupapancy Tax Rev Sub Convention Ctr Complex, Ser C	5.00%	06/01/32	572,855
250,000	San Bernardino Cnty CA Spl Tax Cmnty Facs Dist #2006-1 Lytle Creek N, Impt Area #6	5.00%	09/01/31	276,732
10,000	San Diego Cnty CA Limited Rev Obligs Ref Sanford Burnham Prebys Med Discovery Institute, Ser A	5.00%	11/01/28	11,267
100,000	San Francisco City & Cnty CA Redev Agy Successor Agy Tax Ref Mission Bay N Redev Proj, Ser A	5.00%	08/01/35	111,823
165,000	San Joaquin Hills CA Transprtn Corridor Agy Toll Road Rev Cap Apprec Ref, Ser A, NATL-RE	(d)	01/15/29	110,816
150,000	Temecula Vly CA Unif Sch Dist Cmnty Facs Dist #2014-1	5.00%	09/01/32	165,846
400,000	Temecula Vly Unif Sch Dist Fing Auth CA Spl Tax Rev, BAM	5.00%	09/01/34	441,188
250,000	Tracy CA Cmnty Facs Dist	5.00%	09/01/33	270,142
100,000	W Contra Costa CA Unif Sch Dist Ref, Ser A	5.00%	08/01/31	114,096
15,000	Washington Twp CA Hlth Care Dist Ref, Ser Dt	4.00%	08/01/29	15,881
				17,234,305
	Georgia – 1.2%
225,000	Marietta GA Dev Auth Ref Univ Facs Life Univ, Ser A (a)	5.00%	11/01/27	243,808
	Guam – 1.1%
100,000	Guam Govt Business Privilage Tax Rev Ref, Ser D	5.00%	11/15/32	106,774
100,000	Guam Govt Business Privilege Tax Rev, Ser B-1	5.00%	01/01/37	102,969
				209,743
See Notes to Portfolio of Investments

First Trust California Municipal High Income ETF (FCAL)
Portfolio of Investments (Continued)
October 31, 2018 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Illinois – 3.1%
$180,000	Chicago IL Brd of Edu Ref, Ser F	5.00%	12/01/31	$180,803
35,000	Chicago IL Ref, Ser C, CABS	(d)	01/01/22	31,167
85,000	Chicago IL Ref, Ser C, CABS	(d)	01/01/24	69,068
200,000	IL St Ref, Ser A	5.00%	10/01/26	208,074
120,000	IL St, Ser A	4.00%	01/01/25	118,767
				607,879
	Kansas – 1.0%
200,000	KS St Dev Fin Auth Rev Vlg Shalom Proj, Ser A	5.25%	11/15/33	202,486
	North Dakota – 1.2%
220,000	Grand Forks ND Sr Hsg & Nur Fac Rev Ref Vly Homes Oblig Grp, Ser A	5.00%	12/01/23	228,173
	Ohio – 0.8%
170,000	Buckeye OH Tobacco Settlement Fing Auth Asset Bkd Sr Turbo, Ser A-2	5.38%	06/01/24	166,114
	Puerto Rico – 0.7%
140,000	Puerto Rico Cmwlth Ref Pub Impt, Ser A, AGM	5.00%	07/01/35	148,044
	Wisconsin – 1.3%
250,000	Public Fin Auth WI Rev Sr-Md Proton Treatment Ctr, Ser A-1 (a)	6.13%	01/01/33	253,385

Total Investments – 97.9%	19,293,937
(Cost $19,615,495) (e)
Net Other Assets and Liabilities – 2.1%	404,282
Net Assets – 100.0%	$19,698,219

Futures Contracts	Position	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)/ Value
U.S. Treasury 10-Year Notes	Short	7	Dec 2018	$ (829,062)	$(3,156)
U.S. Treasury Ultra 10-Year Notes	Short	2	Dec 2018	(250,219)	1,406
Total Futures Contracts				$ (1,079,281)	$(1,750)

(a)	This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A under the Securities Act of 1933, as amended (the “1933 Act”), and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P. (the “Advisor”). Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At October 31, 2018, securities noted as such amounted to $3,941,145 or 20.0% of net assets.
(b)	This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A under the 1933 Act, and may be resold in transactions exempt from registration, normally to qualified institutional buyers (see Note 2C - Restricted Securities in the Notes to Portfolio of Investments).
(c)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by the Advisor.
(d)	Zero coupon bond.
(e)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of October 31, 2018, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $32,831 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $356,139. The net unrealized depreciation was $323,308. The amounts presented are inclusive of derivative contracts.

See Notes to Portfolio of Investments

First Trust California Municipal High Income ETF (FCAL)
Portfolio of Investments (Continued)
October 31, 2018 (Unaudited)
AGM	Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax
BAM	Build America Mutual
CABS	Capital Appreciation Bonds
NATL-RE	National Public Finance Guarantee Corp.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of October 31, 2018 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):
ASSETS TABLE
	Total Value at 10/31/2018	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Municipal Bonds*	$ 19,293,937	$ —	$ 19,293,937	$ —
Futures	1,406	1,406	—	—
Total	$ 19,295,343	$ 1,406	$ 19,293,937	$—
LIABILITIES TABLE
	Total Value at 10/31/2018	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Futures	$ (3,156)	$ (3,156)	$ —	$ —

*	See Portfolio of Investments for state and territory breakout.
See Notes to Portfolio of Investments

Notes to Portfolio of Investments
First Trust California Municipal High Income ETF (FCAL)
October 31, 2018 (Unaudited)
1. Organization
First Trust Exchange-Traded Fund III (the “Trust”) is an open-end management investment company organized as a Massachusetts business trust on January 9, 2008, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”).
The Trust consists of thirteen funds that are currently offering shares. This report covers the First Trust California Municipal High Income ETF (the “Fund”), a non-diversified series of the Trust, which trades under the ticker FCAL on The Nasdaq Stock Market LLC (“Nasdaq”).
The primary investment objective of the Fund is to seek to provide current income that is exempt from regular federal income taxes and California income taxes, and its secondary objective is long-term capital appreciation. Under normal market conditions, the Fund seeks to achieve its investment objectives by investing at least 80% of its net assets (including investment borrowings) in municipal debt securities that pay interest that is exempt from regular federal income taxes and California income taxes. There can be no assurance that the Fund will achieve its investment objectives. The Fund may not be appropriate for all investors.
2. Valuation and Investment Practices
A. Portfolio Valuation
The Fund’s net asset value (“NAV”) is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Domestic debt securities are priced using data reflecting the earlier closing of the principal markets for those securities. The Fund’s NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.
The Fund’s investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Fund’s investment advisor, First Trust Advisors L.P. (“First Trust” or the “Advisor”), in accordance with valuation procedures adopted by the Trust’s Board of Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor’s Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. The Fund’s investments are valued as follows:
Municipal securities and other debt securities are fair valued on the basis of fair valuations provided by dealers who make markets in such securities or by a third-party pricing service approved by the Trust’s Board of Trustees, which may use the following valuation inputs when available:
1)	benchmark yields;
2)	reported trades;
3)	broker/dealer quotes;
4)	issuer spreads;
5)	benchmark securities;
6)	bids and offers; and
7)	reference data including market research publications.
Exchange-traded futures contracts are valued at the closing price in the market where such contracts are principally traded. If no closing price is available, exchange-traded futures contracts are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.
Fixed income and other debt securities having a remaining maturity of sixty days or less when purchased are fair valued at cost adjusted for amortization of premiums and accretion of discounts (amortized cost), provided the Advisor’s Pricing Committee has determined that the use of amortized cost is an appropriate reflection of fair value given market and issuer-specific conditions existing at the time of the determination. Factors that may be considered in determining the appropriateness of the use of amortized cost include, but are not limited to, the following:
1)	the credit conditions in the relevant market and changes thereto;
2)	the liquidity conditions in the relevant market and changes thereto;
3)	the interest rate conditions in the relevant market and changes thereto (such as significant changes in interest rates);

Notes to Portfolio of Investments (Continued)
First Trust California Municipal High Income ETF (FCAL)
October 31, 2018 (Unaudited)
4)	issuer-specific conditions (such as significant credit deterioration); and
5)	any other market-based data the Advisor’s Pricing Committee considers relevant. In this regard, the Advisor’s Pricing Committee may use last-obtained market-based data to assist it when valuing portfolio securities using amortized cost.
Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust’s Board of Trustees or its delegate, the Advisor’s Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of the Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security’s fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:
1)	the fundamental business data relating to the issuer;
2)	an evaluation of the forces which influence the market in which these securities are purchased and sold;
3)	the type, size and cost of the security;
4)	the financial statements of the issuer;
5)	the credit quality and cash flow of the issuer, based on the Advisor’s or external analysis;
6)	the information as to any transactions in or offers for the security;
7)	the price and extent of public trading in similar securities (or equity securities) of the issuer/borrower, or comparable companies;
8)	the coupon payments;
9)	the quality, value and salability of collateral, if any, securing the security; and
10)	other relevant factors.
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly, and include the following:
o	Quoted prices for similar investments in active markets.
o	Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.
o	Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).
o	Inputs that are derived principally from or corroborated by observable market data by correlation or other means.
•	Level 3 – Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund’s investments as of October 31, 2018, is included with the Fund’s Portfolio of Investments.
B. Securities Transactions
Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

Notes to Portfolio of Investments (Continued)
First Trust California Municipal High Income ETF (FCAL)
October 31, 2018 (Unaudited)
C. Restricted Securities
The Fund invests in restricted securities, which are securities that may not be offered for public sale without first being registered under the 1933 Act. Prior to registration, restricted securities may only be resold in transactions exempt from registration under Rule 144A under the 1933 Act, normally to qualified institutional buyers. As of October 31, 2018, the Fund held restricted securities as shown in the following table that the Advisor has deemed illiquid pursuant to procedures adopted by the Trust’s Board of Trustees. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security-specific factors and assumptions, which require subjective judgment. The Fund does not have the right to demand that such securities be registered. These securities are valued according to the valuation procedures as stated in the Portfolio Valuation note (Note 2A) and are not expressed as a discount to the carrying value of a comparable unrestricted security. There are no unrestricted securities with the same maturity dates and yields for these issuers.
Security	Acquisition Date	Principal Value	Current Price	Carrying Cost	Value	% of Net Assets
CA St Muni Fin Auth Chrt Sch Lease Rev Sycamore Academy Proj, 5.38%, 7/01/34	6/14/18	$250,000	$100.31	$253,990	$250,768	1.27%
D. Futures Contracts
The Fund may purchase or sell (i.e., is long or short) exchange-listed futures contracts to hedge against changes in interest rates (interest rate risk). Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and at a specified date. Depending on the terms of the contract, futures contracts are settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. Open futures contracts can also be closed out prior to settlement by entering into an offsetting transaction in a matching futures contract. If the Fund is not able to enter into an offsetting transaction, the Fund will continue to be required to maintain margin deposits on the futures contract. When the contract is closed or expires, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed or expired.
Upon entering into a futures contract, the Fund must deposit funds, called margin, with its custodian in the name of the clearing broker equal to a specified percentage of the current value of the contract. Open futures contracts are marked to market daily. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin .
If market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the futures contract and may realize a loss. The use of futures contracts involves the risk of imperfect correlation in movements in the price of the futures contracts, interest rates and the underlying instruments.
3. Derivative Transactions
During the fiscal year-to-date period (August 1, 2018 through October 31, 2018), the notional value of futures contracts opened and closed were $4,930,953 and $4,360,922, respectively.

First Trust Municipal High Income ETF (FMHI)
Portfolio of Investments
October 31, 2018 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS – 97.5%
	Arizona – 4.2%
$255,000	AZ St Indl Dev Auth Edu Rev Ref Basis Sch Projs, Ser D (a)	4.00%	07/01/27	$248,423
100,000	Phoenix AZ Indl Dev Auth Student Hsg Rev Ref Downtown Phoenix Student Hsg LLC AZ St Univ Proj, Ser A	5.00%	07/01/27	111,360
400,000	Pima Cnty AZ Indl Dev Auth Edu Rev Fac American Leadership Academy Proj (a)	4.00%	06/15/22	401,324
345,000	Tempe AZ Indl Dev Auth Rev Mirabella at ASU Proj, Ser A (a)	5.50%	10/01/27	363,130
200,000	Tempe AZ Indl Dev Auth Rev Mirabella at ASU Proj, Ser A (a)	6.00%	10/01/37	214,234
				1,338,471
	California – 3.1%
450,000	CA St Muni Fin Auth Chrt Sch Rev, Ser A (a)	5.50%	06/01/38	466,330
205,000	CA St Muni Fin Auth Rev Ref Eisenhower Med Ctr, Ser A	5.00%	07/01/32	224,750
300,000	Morongo Band Of Mission Indians CA Rev Ref, Ser B (a)	5.00%	10/01/42	305,151
				996,231
	Colorado – 4.7%
500,000	Crowfoot Vly Ranch Met Dist #2 CO, Ser A (b)	5.63%	12/01/38	483,630
500,000	North Park Met Dist #1 Spl Rev, Ser A-2	5.13%	12/01/28	499,785
500,000	Park Creek CO Met Dist Rev Ref Sr Limited Property Tax Supported, Ser A	5.00%	12/01/34	544,370
				1,527,785
	Connecticut – 3.3%
250,000	CT St Hlth & Eductnl Facs Auth Rev Quinnipiac Univ Ref, Ser M	5.00%	07/01/36	272,200
250,000	CT St Hlth & Eductnl Facs Auth Rev Ref Quinnipiac Univ, Ser L	5.00%	07/01/31	275,227
500,000	Harbor Point CT Infrastructure Impt Dist Spl Oblg Rev Ref Harbor Point Proj Limited (a)	5.00%	04/01/39	516,625
				1,064,052
	Florida – 5.4%
500,000	Capital Region FL Cdd Rev Ref Capital Impt, Ser A-1	4.13%	05/01/23	495,750
140,000	Capital Trust Agy FL Eductnl Facs Rev Viera Chrt Schs Inc Proj, Ser A (a)	5.00%	10/15/37	137,974
85,000	Miami-Dade Cnty FL Eductnl Facs Auth Rev Ref Univ Miami, Ser A	5.00%	04/01/31	93,961
250,000	SE Overtown Park W Cmnty Redev Agy FL Tax, Ser A-1 (a)	5.00%	03/01/30	268,710
495,000	Six Mile Creek FL CDD Capital Impt Rev Ref Assmnt Area 2 Phase 2, Ser B	5.35%	11/01/29	481,378
255,000	Trout Creek Cdd FL Capital Impt Rev	5.38%	05/01/38	250,469
				1,728,242
	Georgia – 0.2%
55,000	Fulton Cnty GA Rsdl Care Facs Elderly Auth Retmnt Fac Rev Ref Lenbrook Sq Fdtn Inc	5.00%	07/01/31	58,224
	Idaho – 1.6%
300,000	ID St Hlth Facs Auth Rev Ref Vly Vista Care Corp, Ser A	4.00%	11/15/27	301,032
200,000	ID St Hlth Facs Auth Rev Ref Vly Vista Care Corp, Ser A	5.00%	11/15/32	203,636
				504,668
	Illinois – 9.8%
165,000	Chicago IL Brd of Edu Cap Apprec Sch Reform, Ser B-1, NATL-RE	(c)	12/01/22	142,987
300,000	Chicago IL Brd of Edu Ref Dedicated, Ser C	5.00%	12/01/30	307,695
725,000	Chicago IL Brd of Edu Ref, Ser F	5.00%	12/01/31	728,233
20,000	Chicago IL Ref, Ser C	5.00%	01/01/25	20,799
See Notes to Portfolio of Investments

First Trust Municipal High Income ETF (FMHI)
Portfolio of Investments (Continued)
October 31, 2018 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Illinois (Continued)
$100,000	Chicago IL Ref, Ser C, CABS	(c)	01/01/25	$77,445
75,000	IL St	5.00%	04/01/24	78,060
250,000	IL St Fin Auth Chrt Sch Rev Ref & Impt Chicago Intl Chrt Sch Proj	5.00%	12/01/30	262,265
250,000	IL St Fin Auth Chrt Sch Rev Ref & Impt Chicago Intl Chrt Sch Proj	5.00%	12/01/31	261,120
230,000	IL St Fin Auth Student Hsg & Academic Fac Rev Chf Chicago LLC Univ IL Chicago Proj, Ser A	5.00%	02/15/26	251,698
250,000	IL St Ref, Ser A	5.00%	10/01/26	260,093
530,000	IL St, Ser D	5.00%	11/01/24	551,990
200,000	IL St, Ser D	5.00%	11/01/26	208,016
				3,150,401
	Indiana – 4.5%
200,000	IN St Fin Auth Rev Eductnl Facs Rock Creek Cmnty Academy Proj, Ser A (a)	5.25%	07/01/28	198,342
10,000	IN St Fin Auth Rev Greencroft Oblig Grp, Ser A	5.00%	11/15/23	10,578
600,000	Plainfield IN Mf Hsg Rev Glasswater Creek Proj	5.38%	09/01/38	583,908
700,000	Terre Haute IN Mf Hsg Rev Silver Birch Of Terre Haute Proj	5.10%	01/01/32	669,536
				1,462,364
	Kansas – 1.9%
300,000	KS St Dev Fin Auth Rev Vlg Shalom Proj, Ser A	5.25%	11/15/33	303,729
300,000	Wichita KS Hlth Care Facs Rev Ref Presbyterian Manors, Ser I	5.00%	05/15/28	317,004
				620,733
	Louisiana – 0.7%
200,000	Monroe LA Wtr Rev, BAM	5.00%	11/01/32	224,116
	Massachusetts – 3.7%
500,000	MA St Dev Fin Agy Rev Linden Ponds Inc Fac (a)	5.00%	11/15/28	519,135
620,000	MA St Dev Fin Agy Rev Ref Lawrence General Hosp	5.00%	07/01/26	669,036
				1,188,171
	Minnesota – 3.7%
150,000	Minneapolis MN Student Hsg Rev Riverton Cmnty Hsg Proj (a)	3.80%	08/01/27	147,579
105,000	Saint Paul MN Hsg & Redev Auth Chrt Sch Lease Rev Ref, Ser A	5.00%	12/01/30	111,488
500,000	Saint Paul MN Hsg & Redev Auth Mf Hsg Rev Pioneer Press Apts Proj, Ser B (a)	3.38%	11/01/20	491,355
185,000	W Saint Paul MN Hsg & Hlth Care Facs Rev Ref Walker Westwood Ridge Campus Proj	3.65%	11/01/26	177,419
245,000	W Saint Paul MN Hsg & Hlth Care Facs Rev Ref Walker Westwood Ridge Campus Proj	5.00%	11/01/37	249,339
				1,177,180
	Missouri – 0.0%
10,000	MO St Hlth & Eductnl Facs Auth Med Research Lutheran Svcs, Ser A	5.00%	02/01/29	10,806
	Nevada – 1.1%
315,000	Carson City NV Hosp Rev Ref Carson Tahoe Regl Med Ctr, Ser A	5.00%	09/01/25	352,192
	New Hampshire – 1.6%
500,000	NH St Hlth & Edu Facs Auth Rev Var-Dartmouth Clg, Ser B, Remk (d)	1.66%	06/01/41	500,000
See Notes to Portfolio of Investments

First Trust Municipal High Income ETF (FMHI)
Portfolio of Investments (Continued)
October 31, 2018 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	New Jersey – 5.4%
$100,000	NJ St Econ Dev Auth Spl Fac Rev Ref Port Newark Container Terminal LLC Proj, AMT	5.00%	10/01/25	$108,754
500,000	NJ St Transprtn Trust Fund Auth Ref Transptrn Sys, Ser A	5.00%	12/15/30	538,235
500,000	Tobacco Settlement Fing Corp NJ Ref, Ser A	5.00%	06/01/27	560,280
500,000	Tobacco Settlement Fing Corp NJ Ref, Ser A	5.25%	06/01/46	529,705
				1,736,974
	New York – 3.2%
505,000	Build NYC Resource Corp NY Sol Wst Disp Rev Ref Pratt Paper Inc Proj, AMT (a)	5.00%	01/01/35	532,038
500,000	Met Transprtn Auth NY Rev Bans, Ser A-1	4.00%	08/15/19	507,540
				1,039,578
	North Carolina – 0.6%
175,000	NC St Med Care Commission Retmnt Facs Rev Ref United Methodist Retmnt Homes, Ser A	5.00%	10/01/27	191,345
	Ohio – 4.7%
530,000	Buckeye OH Tobacco Settlement Fing Auth Asset Bkd Sr Turbo, Ser A-2	5.38%	06/01/24	517,884
475,000	Buckeye OH Tobacco Settlement Fing Auth Asset Bkd Sr Turbo, Ser A-2	5.88%	06/01/30	468,122
500,000	Cleveland-Cuyahoga Cnty OH Port Auth Cultural Fac Rev Ref Playhouse Sq Fdtn Proj	5.00%	12/01/28	532,390
				1,518,396
	Oklahoma – 0.9%
125,000	Comanche Cnty OK Hosp Auth Rev Ref	5.00%	07/01/29	129,668
150,000	OK St Dev Fin Auth Hlthsys Rev Ou Medicine Proj, Ser B	5.00%	08/15/26	167,158
				296,826
	Oregon – 1.1%
290,000	Clackamas Cnty OR Hosp Fac Auth Rev Mary’s Woods At Marylhurst Inc Proj, Ser A	5.00%	05/15/26	314,592
40,000	Multnomah Cnty OR Hosp Facs Auth Rev Ref Terwilliger Plaza	5.00%	12/01/20	41,028
				355,620
	Pennsylvania – 5.5%
100,000	Chester Cnty PA Indl Dev Auth Renaissance Academy Chrt Sch	5.00%	10/01/34	104,948
440,000	Lancaster Cnty PA Hosp Auth Ref United Zion Retmnt Cmnty, Ser A	5.00%	12/01/32	445,496
15,000	Montgomery Cnty PA Hgr Edu & Hlth Auth Ref Philadelphia Presbytery Homes Inc Proj	5.00%	12/01/32	16,275
750,000	Montgomery Cnty PA Indl Dev Auth Ref Acts Retmnt Life Cmntys Inc Oblig Grp	5.00%	11/15/36	799,507
350,000	PA St Turnpike Commission Oil Franchise Tax Rev Ref Sub, Ser B	5.00%	12/01/30	390,842
				1,757,068
	Puerto Rico – 0.5%
145,000	Puerto Rico Cmwlth Ref Pub Impt, Ser A, AGM	5.00%	07/01/35	153,332
	South Carolina – 2.3%
230,000	Lancaster Cnty SC Assmnt Rev Ref Walnut Creek Impt Dist, Ser A-1	5.00%	12/01/31	234,954
See Notes to Portfolio of Investments

First Trust Municipal High Income ETF (FMHI)
Portfolio of Investments (Continued)
October 31, 2018 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	South Carolina (Continued)
$500,000	SC St Jobs Econ Dev Auth Hlth Facs Rev Ref Lutheran Homes Of SC Inc	5.00%	05/01/37	$512,520
				747,474
	Tennessee – 3.3%
25,000	Chattanooga TN Hlth Eductnl & Hsg Fac Brd Rev Ref Student Hsg CDFI Phase I	5.00%	10/01/23	27,412
500,000	Memphis Shelby Cnty TN Indl Dev Brd Econ Dev Growth Engine T Ref Sr Tax Incr Graceland Proj, Ser A	5.50%	07/01/37	526,710
500,000	TN St Energy Acquisition Corp Gas Rev Proj, Ser A	4.00%	05/01/48	518,970
				1,073,092
	Texas – 9.8%
50,000	Centrl TX Regl Mobility Auth Rev Ref Sub Lien	5.00%	01/01/33	53,000
350,000	Decatur TX Hosp Auth Wise Regl Htlh Sys Ref, Ser A	5.00%	09/01/34	367,094
500,000	Hackberry TX Spl Assmnt Rev Rivendale Lake Pub Impt Dist #2 Phases 4-6 Proj	4.13%	09/01/27	485,370
525,000	La Vernia TX Hgr Edu Fin Corp Edu Rev Meridian World Sch (a)	4.35%	08/15/25	527,730
545,000	Leander TX Spl Assmnt Rev Crystal Springs Pub Impt Dist Proj Accd Inv (e)	4.50%	09/01/28	529,157
100,000	New Hope Cultural Edu Facs Fin Corp TX Retmnt Fac Rev Ref Carillon Lifecare Cmnty Proj	5.00%	07/01/36	101,263
285,000	New Hope Cultural Edu Facs Fin Corp TX Retmnt Fac Rev Ref Longhorn Vlg Proj	5.00%	01/01/32	292,279
500,000	New Hope Cultural Edu Facs Fin Corp TX Student Hsg Rev Chf TX A&M Univ Corpus Christi Island Campus Proj, Ser A	5.00%	04/01/25	536,205
250,000	TX St Transprtn Commission Central TX Turnpike Sys Rev Ref, Ser B	5.00%	08/15/37	270,837
				3,162,935
	Utah – 1.7%
500,000	UT St Transit Auth Sales Tax Rev Ref Sub, Ser A	5.00%	06/15/35	552,035
	Washington – 3.5%
500,000	Grays Harbor Cnty WA Pub Hosp Dist #1 Hosp Rev Pub Hosp Dt, BANS	3.00%	08/01/19	498,485
600,000	Kalispel Tribe of Indians Priority Dist WA Rev, Ser A (a)	5.00%	01/01/32	623,202
				1,121,687
	Wisconsin – 5.5%
500,000	Pub Fin Auth WI Chrt Sch Rev Limited American Prep Academy Las Vegas Proj, Ser A (a)	4.20%	07/15/27	490,125
505,000	Pub Fin Auth WI Retmnt Fac Rev Ref Whitestone Retmnt Facs 1st Mortgage Rev Bonds (a)	4.00%	03/01/27	511,050
750,000	Public Fin Auth WI Rev Sr-Md Proton Treatment Ctr, Ser A-1 (a)	6.13%	01/01/33	760,155
				1,761,330

Total Investments – 97.5%	31,371,328
(Cost $31,700,952) (f)
Net Other Assets and Liabilities – 2.5%	814,507
Net Assets – 100.0%	$32,185,835
See Notes to Portfolio of Investments

First Trust Municipal High Income ETF (FMHI)
Portfolio of Investments (Continued)
October 31, 2018 (Unaudited)
Futures Contracts (See Note 2D - Futures Contracts in the Notes to Portfolio of Investments):
Futures Contracts	Position	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)/ Value
U.S. Treasury 10-Year Notes	Short	12	Dec 2018	$ (1,421,250)	$(703)
U.S. Treasury Ultra 10-Year Notes	Short	13	Dec 2018	(1,626,422)	297
Total Futures Contracts				$ (3,047,672)	$(406)

(a)	This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A under the Securities Act of 1933, as amended (the “1933 Act”), and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P. (the “Advisor”). Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At October 31, 2018, securities noted as such amounted to $7,722,612 or 24.0% of net assets.
(b)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by the Advisor.
(c)	Zero coupon bond.
(d)	Variable Rate Demand bond. Interest rate is reset periodically by the agent based on current market conditions.
(e)	This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A under the 1933 Act, and may be resold in transactions exempt from registration, normally to qualified institutional buyers (see Note 2C - Restricted Securities in the Notes to Portfolio of Investments).
(f)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of October 31, 2018, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $145,995 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $476,025. The net unrealized depreciation was $330,030. The amounts presented are inclusive of derivative contracts.

AGM	Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax
BAM	Build America Mutual
BANS	Bond Anticipation Notes
CABS	Capital Appreciation Bonds
NATL-RE	National Public Finance Guarantee Corp.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of October 31, 2018 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):
ASSETS TABLE
	Total Value at 10/31/2018	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Municipal Bonds*	$ 31,371,328	$ —	$ 31,371,328	$ —
Futures	297	297	—	—
Total	$ 31,371,625	$ 297	$ 31,371,328	$—
LIABILITIES TABLE
	Total Value at 10/31/2018	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Futures	$ (703)	$ (703)	$ —	$ —

*	See Portfolio of Investments for state breakout.
See Notes to Portfolio of Investments

Notes to Portfolio of Investments
First Trust Municipal High Income ETF (FMHI)
October 31, 2018 (Unaudited)
1. Organization
First Trust Exchange-Traded Fund III (the “Trust”) is an open-end management investment company organized as a Massachusetts business trust on January 9, 2008, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”).
The Trust currently consists of thirteen funds that are offering shares. This report covers the First Trust Municipal High Income ETF (the “Fund”), a non-diversified series of the Trust, which trades under the ticker FMHI on The Nasdaq Stock Market LLC.
The Fund is considered an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.”
2. Valuation and Investment Practices
A. Portfolio Valuation
The Fund’s net asset value (“NAV”) is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Domestic debt securities are priced using data reflecting the earlier closing of the principal markets for those securities. The Fund’s NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.
The Fund’s investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Fund’s investment advisor, First Trust Advisors L.P. (“First Trust” or the “Advisor”), in accordance with valuation procedures adopted by the Trust’s Board of Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor’s Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. The Fund’s investments are valued as follows:
Municipal securities and other debt securities are fair valued on the basis of fair valuations provided by dealers who make markets in such securities or by a third-party pricing service approved by the Trust’s Board of Trustees, which may use the following valuation inputs when available:
1)	benchmark yields;
2)	reported trades;
3)	broker/dealer quotes;
4)	issuer spreads;
5)	benchmark securities;
6)	bids and offers; and
7)	reference data including market research publications.
Exchange-traded futures contracts are valued at the closing price in the market where such contracts are principally traded. If no closing price is available, exchange-traded futures contracts are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.
Fixed income and other debt securities having a remaining maturity of sixty days or less when purchased are fair valued at cost adjusted for amortization of premiums and accretion of discounts (amortized cost), provided the Advisor’s Pricing Committee has determined that the use of amortized cost is an appropriate reflection of fair value given market and issuer-specific conditions existing at the time of the determination. Factors that may be considered in determining the appropriateness of the use of amortized cost include, but are not limited to, the following:
1)	the credit conditions in the relevant market and changes thereto;
2)	the liquidity conditions in the relevant market and changes thereto;
3)	the interest rate conditions in the relevant market and changes thereto (such as significant changes in interest rates);
4)	issuer-specific conditions (such as significant credit deterioration); and
5)	any other market-based data the Advisor’s Pricing Committee considers relevant. In this regard, the Advisor’s Pricing Committee may use last-obtained market-based data to assist it when valuing portfolio securities using amortized cost.

Notes to Portfolio of Investments (Continued)
First Trust Municipal High Income ETF (FMHI)
October 31, 2018 (Unaudited)
Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust’s Board of Trustees or its delegate, the Advisor’s Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of the Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security’s fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:
1)	the fundamental business data relating to the issuer;
2)	an evaluation of the forces which influence the market in which these securities are purchased and sold;
3)	the type, size and cost of the security;
4)	the financial statements of the issuer;
5)	the credit quality and cash flow of the issuer, based on the Advisor’s or external analysis;
6)	the information as to any transactions in or offers for the security;
7)	the price and extent of public trading in similar securities (or equity securities) of the issuer/borrower, or comparable companies;
8)	the coupon payments;
9)	the quality, value and salability of collateral, if any, securing the security; and
10)	other relevant factors.
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly, and include the following:
o	Quoted prices for similar investments in active markets.
o	Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.
o	Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).
o	Inputs that are derived principally from or corroborated by observable market data by correlation or other means.
•	Level 3 – Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund’s investments as of October 31, 2018, is included with the Fund’s Portfolio of Investments.
B. Securities Transactions
Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.
C. Restricted Securities
The Fund invests in restricted securities, which are securities that may not be offered for public sale without first being registered under the 1933 Act. Prior to registration, restricted securities may only be resold in transactions exempt from registration under Rule 144A under the 1933 Act, normally to qualified institutional buyers. As of October 31, 2018, the Fund held restricted securities

Notes to Portfolio of Investments (Continued)
First Trust Municipal High Income ETF (FMHI)
October 31, 2018 (Unaudited)
as shown in the following table that the Advisor has deemed illiquid pursuant to procedures adopted by the Trust’s Board of Trustees. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security-specific factors and assumptions, which require subjective judgment. The Fund does not have the right to demand that such securities be registered. These securities are valued according to the valuation procedures as stated in the Portfolio Valuation note (Note 2A) and are not expressed as a discount to the carrying value of a comparable unrestricted security. There are no unrestricted securities with the same maturity dates and yields for these issuers.
Security	Acquisition Date	Principal Value	Current Price	Carrying Cost	Value	% of Net Assets
Leander TX Spl Assmnt Rev Crystal Springs Pub Impt Dist Proj Accd Inv, 4.50%, 09/01/28	5/4/18	$545,000	$97.09	$539,597	$529,157	1.64%
D. Futures Contracts
The Fund may purchase or sell (i.e., is long or short) exchange-listed futures contracts to hedge against changes in interest rates (interest rate risk). Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and at a specified date. Depending on the terms of the contract, futures contracts are settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. Open futures contracts can also be closed out prior to settlement by entering into an offsetting transaction in a matching futures contract. If the Fund is not able to enter into an offsetting transaction, the Fund will continue to be required to maintain margin deposits on the futures contract. When the contract is closed or expires, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed or expired.
Upon entering into a futures contract, the Fund must deposit funds, called margin, with its custodian in the name of the clearing broker equal to a specified percentage of the current value of the contract. Open futures contacts are marked to market daily. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin .
If market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the futures contract and may realize a loss. The use of futures contracts involves the risk of imperfect correlation in movements in the price of the futures contracts, interest rates and the underlying instruments.
3. Derivative Transactions
During the fiscal year-to-date period (August 1, 2018 through October 31, 2018), the notional value of futures contracts opened and closed were $10,133,891 and $7,847,641, respectively.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	First Trust Exchange-Traded Fund III

By (Signature and Title)*	/s/ James M. Dykas
James M. Dykas, President and Chief Executive Officer (principal executive officer)

Date:	December 27, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ James M. Dykas
James M. Dykas, President and Chief Executive Officer (principal executive officer)
Date:	December 27, 2018

By (Signature and Title)*	/s/ Donald P. Swade
Donald P. Swade, Treasurer, Chief Financial Officer and Chief Accounting Officer (principal financial officer)
Date:	December 27, 2018

* Print the name and title of each signing officer under his or her signature.